Leases	12 Months Ended
Dec. 31, 2021
Disclosure of leases [Abstract]
Leases	Leases
LEASE ASSETS

	Product transportation and storage	Field equipment and power	Offshore vessels and equipment	Office leases and other	Total
At December 31, 2019	$1,166	$317	$182	$124	$1,789
Additions (1)	17	121	7	3	148
Depreciation	(124)	(53)	(51)	(26)	(254)
Derecognitions	(20)	(5)	(10)	—	(35)
Foreign exchange adjustments and other	(1)	(1)	—	(1)	(3)
At December 31, 2020	$1,038	$379	$128	$100	$1,645
Additions	48	36	—	4	88
Depreciation	(110)	(57)	(27)	(22)	(216)
Foreign exchange adjustments and other	(2)	(4)	(2)	(1)	(9)
At December 31, 2021	$974	$354	$99	$81	$1,508
(1) The acquisition of Painted Pony in 2020 included lease assets of $93 million (note 7).
LEASE ASSETS, BY SEGMENT
As at December 31, 2021 and 2020, the Company had the following lease assets by segment:

	2021	2020
Exploration and Production
North America	$308	$345
North Sea	1	7
Offshore Africa	101	126
Oil Sands Mining and Upgrading	1,027	1,080
Head office	71	87
	$1,508	$1,645
LEASE LIABILITIES
The Company measures its lease liabilities at the discounted value of its lease payments during the lease term. Lease liabilities at December 31, 2021 and 2020, were as follows:

	2021	2020
Lease liabilities	$1,584	$1,690
Less: current portion	185	189
	$1,399	$1,501
In addition to the lease assets disclosed above, on an ongoing basis the Company enters into short-term leases related to its Exploration and Production and Oil Sands Mining and Upgrading activities.
Other amounts included in net earnings and cash flows during 2021 and 2020 are provided below:

	2021	2020
Expenses relating to short-term leases (1)	$450	$409
Interest expense on lease liabilities	$62	$67
Variable lease payments not included in the measurement of lease liabilities	$65	$85
Total cash outflows for leases (2)	$1,089	$983
(1)During 2021, the Company capitalized $303 million (2020 - $197 million) of short-term leases as additions to property, plant and equipment.
(2)Comprised of cash outflows relating to lease liabilities, short-term leases, and variable lease payments.